Property, plant and equipment - Summary of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	10 years
Bottom of range | Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	3 years
Bottom of range | Cold drink equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	2 years
Bottom of range | Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	3 years
Bottom of range | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	3 years
Top of range | Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	40 years
Top of range | Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	20 years
Top of range | Cold drink equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	12 years
Top of range | Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	12 years
Top of range | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives (years)	10 years